BANK BORROWINGS - Unused loan facilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Debt Instrument
Short-term borrowings	$ 33,684	¥ 234,500	¥ 50,000
Long-term bank borrowings (including current portion)		112,000	187,284
Unsecured Borrowing
Debt Instrument
Short-term borrowings		34,500
Long-term bank borrowings (including current portion)			49,284
Secured by a Subsidiary's Fixed Assets and Land Use Right | Long-term bank borrowings, (including current portion) 1
Debt Instrument
Long-term bank borrowings (including current portion)		112,000	138,000
Secured by restricted cash | Short-term bank borrowings 1
Debt Instrument
Short-term borrowings		¥ 200,000	¥ 50,000